UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.
                                  [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:

Joseph A. Zock, New York, New York,  April 27, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name





























Capital Management Associates
FORM 13F
March 31, 2000

                                                                             Voting
                                                                             Authority
                                           Value  Shares/ Sh/Put/InvstmOther
Name of Issuer              Title CUSIP    (x$1000Prn Amt PrnCallDscretManage Sole     Shared None
AMERICAN GREETINGS CORP     COM   026375105 20,2691,110,65SH     Sole         1,110,650
ANTEC CORP.                 COM   03664P105 17,925 400,000SH     Sole           400,000
APACHE CORP.                COM   037411105 24,532 493,100SH     Sole           493,100
BARD (C.R.) INC.            COM   067383109 18,423 476,200SH     Sole           476,200
BOWATER INC.                COM   102183100 19,282 361,250SH     Sole           361,250
BRINKER INTERNATIONAL INC   COM   109641100 21,071 709,750SH     Sole           709,750
COMPUWARE CORP              COM   205638109 13,181 625,800SH     Sole           625,800
CONSTELLATION ENERGY GROUP  COM   210371100 18,156 569,600SH     Sole           569,600
COOPER CAMERON CORP         COM   216640102 18,845 281,800SH     Sole           281,800
DEERE & CO                  COM   244199105 16,919 445,250SH     Sole           445,250
ENSCO INTERNATIONAL INC     COM   26874Q100 22,448 621,400SH     Sole           621,400
FLOWERS INDS INC            COM   343496105 22,4171,476,00SH     Sole         1,476,000
HANNA M A CO                COM   410522106 17,7991,573,38SH     Sole         1,573,380
HARCOURT GENERAL INC.       COM   41163g101 19,778 530,950SH     Sole           530,950
HELIX TECHNOLOGY CORP       COM   423319102 11,466 190,900SH     Sole           190,900
INFINITY BROADCASTING CORP  COM   45662s102 17,367 536,437SH     Sole           536,437
IVAX CORP                   COM   465823102 19,966 732,700SH     Sole           732,700
LEGATO SYSTEMS              COM   524651106 12,621 282,820SH     Sole           282,820
MANOR CARE INC.             COM   564055101 18,7831,391,30SH     Sole         1,391,300
MCCORMICK & CO-NON VTG SHR  COM   579780206 22,204 688,500SH     Sole           688,500
NABORS INDUSTRIES INC.      COM   629568106 22,391 576,900SH     Sole           576,900
NATIONAL SEMICONDUCTOR COM  COM   637640103 16,284 268,050SH     Sole           268,050
OUTBACK STEAKHOUSE INC      COM   689899102 22,251 694,000SH     Sole           694,000
PG & E CORP                 COM   69331c108 16,663 793,500SH     Sole           793,500
SEMPRA ENERGY               COM   816851109 15,724 938,738SH     Sole           938,738
SILICON STORAGE TECHNOLOGY  COM   827057100 17,416 235,750SH     Sole           235,750
SOUTHWEST AIRLINES          COM   844741108 22,5181,081,92SH     Sole         1,081,925
STEWART ENTERPRISES         COM   860370105  3,950 800,000SH     Sole           800,000
SUMMIT BANCORP              COM   866005101 19,378 738,200SH     Sole           738,200
TERADYNE INC                COM   880770102 18,093 220,650SH     Sole           220,650
TEXAS INDUSTRIES INC.       COM   882491103 16,744 529,450SH     Sole           529,450
TEXAS UTILS CO              COM   82848104  17,286 582,250SH     Sole           82,250
UNOCAL CORP                 COM   915289102  6,081 204,400SH     Sole           204,400
WEATHERFORD INTERNATIONAL   COM   947074100  5,959 101,860SH     Sole           101,860
WEYERHAEUSER CO.            COM   962166104 19,685 345,350SH     Sole           345,350
WILLIAMS COS INC.           COM   969457100 22,724 517,200SH     Sole           517,200
WORLD ACCESS INC.           COM   98141a101  5,749 300,600SH     Sole           300,600
ZIONS BANCORPORATION        COM   989701107 19,210 461,500SH     Sole           461,500
